Short term borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short term borrowings consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Project financing line of credit and accrued costs	714	491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700	3,700
	$4,414	$4,191
Short term borrowings consisted of the following at December 31, 2012 (in thousands):
Project financing line of credit	$491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700
$4,191